Property and Equipment, Net	12 Months Ended
Oct. 31, 2025
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

Note 6 — PROPERTY AND EQUIPMENT, NET

Property and equipment, net consisted of the following:

	October 31, 2025	October 31, 2024

Transportation equipment	$98,860	$98,860
Office and electronic equipment	16,781	11,710
Leasehold improvement	54,387	54,387
Subtotal	170,028	164,957
Less: accumulated depreciation	(165,261)	(164,756)
Property and equipment, net	$4,767	$201

Depreciation expense for the years ended October 31, 2025, 2024 and 2023 amounted to $505, $22,205 and $42,235, respectively. In October 2024, the Group disposed of a testing vessel to a related party (See Note 10) and reported a gain of $39,662.